Annual Total Returns [BarChart] - AMG GW&K Small/Mid Cap Growth Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2011	(11.96%)
Annual Return 2012	24.18%
Annual Return 2013	42.25%
Annual Return 2014	8.11%
Annual Return 2015	(1.51%)
Annual Return 2016	(5.42%)
Annual Return 2017	18.69%
Annual Return 2018	(5.15%)
Annual Return 2019	20.24%
Annual Return 2020	45.61%